THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
   MAY 15, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 1999.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1998

Check here if Amendment [X]; Amendment Number:  1
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue, 33rd Floor
                  New York, NY 10106

Form 13F File Number:  28-6420

--------------------------------------------------------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral
                               parts of this form.
--------------------------------------------------------------------------------

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            Assistant General Counsel
Phone:            (212) 397-5540

Signature, Place, and Date of Signing:

   /S/ MICHAEL C. NEUS        New York, NY                 May 20, 1999
   -------------------        ------------                 ------------
   Signature                  City, State                  Date

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   0
                                                     ---------------------------

Form 13F Information Table Entry Total:              11
                                                     ---------------------------

Form 13F Information Table Value Total:              $ 1,491,083
                                                     ---------------------------
                                                     (thousands)


List of Other Included Managers:    NONE



                                                                                                 Investment            Voting
                                                                                                 Discretion           Authority
Issuer                         Title of  Cusip Number  Fair Market Value   Shares or       Sole  Shared  Shared-  Sole  Shared  None
------                          -------- ------------  -----------------   ----------      ----  ------- ------   ----  ------  ----
                                 Class                  (in thousands)    Principal Amount       Instr.V  Other
                                 -----                  --------------    ----------------       -------  -----

AHMANSON H F & CO                 COM    008677106     $      34,875          450,000       X                      X
BERGEN BRUNSWIG CORP              CL A   083739102     $       2,344           55,000       X                      X
CULLIGAN WTR TECHNOLOGIES INC     COM    230029100     $      35,219          591,300       X                      X
DIGITAL EQUIP CORP                COM    253849103     $      71,185        1,362,400       X                      X
MCI COMMUNICATIONS CORP           COM    552673105     $   1,057,761       21,368,900       X                      X
NORTHROP GRUMMAN CORP             COM    666807102     $     123,747        1,151,800       X                      X
SFX BROADCASTING INC              CL A   784174104     $      16,549          238,600       X                      X
SOUTHERN NEW ENGLAND TELECOM      COM    843485103     $     108,632        1,495,800       X                      X
STATION CASINOS INC               COM    857689103     $      10,155          688,500       X                      X
TELEPORT COMMUNICATIONS GROUP     CL A   879463107     $      14,981          255,000       X                      X
ZURN INDS INC                     COM    989824107     $      15,634          330,000       X                      X
                                                       -------------
Number of data records:   11                           $   1,491,083
----------------------------
